Selected Quarterly Financial Information (Unaudited)	12 Months Ended
Apr. 30, 2016
Selected Quarterly Financial Information (Unaudited)
26.	Selected Quarterly Financial Information (Unaudited)

A summary of quarterly financial information for fiscal 2016 and fiscal 2015 is as follows:

Fiscal 2016 Quarterly Period Ended On	August 1, 2015	October 31, 2015	January 30, 2016	April 30, 2016	Fiscal Year 2016
Sales	$978,559	894,654	1,413,947	876,684	4,163,844
Gross profit	300,098	269,786	491,655	265,758	1,327,297

Net income (loss) from continuing operations	(7,751)	(27,203)	80,262	(30,608)	14,700
Net loss from discontinued operations	(27,123)	(12,023)	—	—	(39,146)

Net income (loss)	$(34,874)	(39,226)	80,262	(30,608)	(24,446)

Basic income (loss) per common share:
Income (loss) from continuing operations	$(0.27)	(0.36)	1.04	(0.42)	0.05
Loss from discontinued operations	(0.41)	(0.16)	—	—	(0.54)

Basic income (loss) per common share	$(0.68)	(0.52)	1.04	(0.42)	(0.49)

Diluted income (loss) per common share:
Income (loss) from continuing operations	$(0.27)	(0.36)	1.04	(0.42)	0.05
Loss from discontinued operations	(0.41)	(0.16)	—	—	(0.54)

Diluted income (loss) per common share	$(0.68)	(0.52)	1.04	(0.42)	(0.49)

Fiscal 2015 Quarterly Period Ended On	August 2, 2014	November 1, 2014	January 31, 2015	May 2, 2015	Fiscal Year 2015
Sales	$1,010,353	936,544	1,440,132	910,079	4,297,108
Gross profit	334,602	285,731	505,784	299,807	1,425,924

Net income (loss) from continuing operations	2,023	(5,109)	38,977	(3,019)	32,872
Net income (loss) from discontinued operations	(30,472)	17,407	33,191	(16,402)	3,724

Net income (loss)	$(28,449)	12,298	72,168	(19,421)	36,596

Basic income (loss) per common share:
Income (loss) from continuing operations	$(0.05)	(0.16)	0.45	(0.12)	0.15
Income (loss) from discontinued operations	(0.51)	0.28	0.51	(0.26)	0.06

Basic income (loss) per common share	$(0.56)	0.12	0.96	(0.37)	0.21

Diluted income (loss) per common share:
Income (loss) from continuing operations	$(0.05)	(0.16)	0.45	(0.12)	0.15
Income (loss) from discontinued operations	(0.51)	0.28	0.51	(0.26)	0.06

Diluted income (loss) per common share	$(0.56)	0.12	0.96	(0.37)	0.21